Financial instruments by category (Details 2) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Interest income	$ 656,000,000	$ 440,000,000	$ 289,000,000
Interest earned on operating assets	3,085,000,000	1,941,000,000	903,000,000
Interest expenses	(14,207,000,000)	(14,506,000,000)	(10,039,000,000)
Foreign exchange, net	10,484,000,000	(15,188,000,000)	3,433,000,000
Dividends income	1,000,000	20,000,000	20,000,000
Capitalized finance costs	469,000,000	168,000,000	354,000,000
Fair value gains financial assets at fair value through profit or loss	10,088,000,000	1,431,000,000	(5,326,000,000)
Gain (loss) from repurchase of Non-convertible Notes	(25,000,000)	138,000,000	112,000,000
Gain (loss) on financial instruments derived from commodities	(4,551,000,000)	659,000,000	669,000,000
Gain (loss) from derivative financial instruments, net	(477,000,000)	(2,091,000,000)	782,000,000
Other financial income	0	0	3,000,000
Other financial results	(1,355,000,000)	(981,000,000)	(805,000,000)
Net result	3,699,000,000	(28,137,000,000)	(9,605,000,000)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	656,000,000	440,000,000	289,000,000
Interest earned on operating assets	3,085,000,000	1,941,000,000	903,000,000
Interest expenses	(14,207,000,000)	(14,506,000,000)	(10,039,000,000)
Foreign exchange, net	10,484,000,000	(15,188,000,000)	3,433,000,000
Dividends income	1,000,000	20,000,000	20,000,000
Capitalized finance costs			354,000,000
Gain (loss) from repurchase of Non-convertible Notes	(25,000,000)	138,000,000	112,000,000
Other financial income			3,000,000
Other financial results	(1,355,000,000)	(981,000,000)	(805,000,000)
Net result	(1,361,000,000)	(28,136,000,000)	(5,730,000,000)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Fair value gains financial assets at fair value through profit or loss	10,088,000,000	1,431,000,000	(5,326,000,000)
Gain (loss) from repurchase of Non-convertible Notes	0
Gain (loss) on financial instruments derived from commodities	(4,551,000,000)	659,000,000	669,000,000
Gain (loss) from derivative financial instruments, net	(477,000,000)	(2,091,000,000)	782,000,000
Net result	$ 5,060,000,000	$ (1,000,000)	$ (3,875,000,000)